Equity - Summary Of Ownership Interest In Noncontrolling Interest (Details)	6 Months Ended
Jul. 02, 2022 shares
Class of Stock [Line Items]
Common Units	48,834,925
Ownership Percentage	100.00%
Conversion ratio	1
Flow-Through Sellers
Class of Stock [Line Items]
Common Units	26,663,575
Ownership Percentage	55.00%
QualTek Services Inc.
Class of Stock [Line Items]
Common Units	22,171,350
Ownership Percentage	45.00%